PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,047
Additions	156
Depreciation expense	(141)
Transfer and other changes	(1)
Effect of changes in foreign exchange rates	25
Ending balance	2,084
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	4,305
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(2,221)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	379
Additions	3
Depreciation expense	(17)
Transfer and other changes	4
Effect of changes in foreign exchange rates	3
Ending balance	372
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	672
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(300)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,381
Additions	36
Depreciation expense	(119)
Transfer and other changes	38
Effect of changes in foreign exchange rates	20
Ending balance	1,354
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,198
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,844)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11
Additions	2
Depreciation expense	(4)
Transfer and other changes	2
Effect of changes in foreign exchange rates	0
Ending balance	11
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	55
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(44)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	141
Additions	11
Depreciation expense	(12)
Ending balance	140
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	279
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(139)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	103
Additions	3
Depreciation expense	(6)
Ending balance	100
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	172
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(72)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38
Additions	8
Depreciation expense	(6)
Ending balance	40
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	107
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(67)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Additions	0
Depreciation expense	0
Ending balance	0
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	0
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ 0